J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.12

Data Compare (Non-Ignored)
Run Date - 11/17/2025 7:06:57 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX		3158619871			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
XXXX		3158620038			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document